Subsequent Events	6 Months Ended
Mar. 31, 2015
Subsequent Events
Subsequent Events

16.Subsequent Events

Due to the continued downturn in the oil and gas industry from the decline in oil prices, our customers have reduced their drilling activity.  As a result, we have received termination notices for rigs that were under contract at March 31, 2015.  Given the current trend, we could have less than 150 rigs contracted and generating revenue in the U.S. Land segment by June 30, 2015 and early termination revenue could exceed $75 million during the third quarter of fiscal 2015.